Summary of Significant Accounting Policies (Q1) (Details) $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 04, 2026 USD ($)	Jul. 14, 2025 shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Summary of Significant Accounting Policies
Stock split		0.05
Stock issued during period, Reverse stock splits | shares		0
Cash and cash equivalents			$ 33,336		$ 46,303	$ 37,573
Marketable securities			0		0	39,183
Impairment of property and equipment					3,500
Impairment expenses for right of use assets			0	$ 0	2,633	2,516
Other income (expense), net			688	1,054	3,774	5,633
Amortization of premium and discount			300	700	2,300	4,300
Sublease Income			$ 356	$ 367	$ 1,467	$ 987
Amount of antidilutive securities excluded from computation of earnings per share | shares			872,700	768,047	709,669	587,310
Loss on disposal of property and equipment	$ 3,200					$ 0
Stock options
Summary of Significant Accounting Policies
Amount of antidilutive securities excluded from computation of earnings per share | shares			846,107	704,699	658,973	577,581
Unvested restricted stock units
Summary of Significant Accounting Policies
Amount of antidilutive securities excluded from computation of earnings per share | shares			25,000	62,500	50,000	7,093
Employee stock purchase plan
Summary of Significant Accounting Policies
Amount of antidilutive securities excluded from computation of earnings per share | shares			1,593	848	696	2,636
Computer hardware
Summary of Significant Accounting Policies
Useful life			3 years		3 years
Office equipment
Summary of Significant Accounting Policies
Useful life			5 years		5 years
Laboratory equipment
Summary of Significant Accounting Policies
Useful life			5 years		5 years
Impairment of property and equipment					$ 2,500
Furniture and fixtures
Summary of Significant Accounting Policies
Useful life			7 years		7 years
Laboratory equipment and certain other assets
Summary of Significant Accounting Policies
Impairment of property and equipment				$ 2,600